BNY Mellon New York Intermediate Tax-Exempt Bond Fund
Fund Summary - BNY Mellon New York Intermediate Tax-Exempt Bond Fund
Investment Objective
The fund seeks as high a level of income exempt from federal, New York state and New York city income taxes as is consistent with the preservation of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BNY Mellon New York Intermediate Tax-Exempt Bond Fund		Class M	Investor Shares
Investment advisory fees		0.50%	0.50%
Other expenses - Shareholder services fees		none	0.25%
Other expenses - Administration fees		0.13%	0.13%
Other expenses - Other expenses of the fund		0.09%	0.09%
Total annual fund operating expenses		0.72%	0.97%
Fee waiver and/or expense reimbursement	[1]	(0.13%)	(0.13%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		0.59%	0.84%
[1]	The fund's investment adviser has contractually agreed, until December 31, 2017, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of neither class (excluding shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 0.59%. On or after December 31, 2017, the fund's investment adviser may terminate this expense limitation at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense limitation by the fund's investment adviser. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BNY Mellon New York Intermediate Tax-Exempt Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class M	60	217	388	882
Investor Shares	86	296	524	1,178

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 36.53% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal, New York state and New York city personal income taxes. These municipal bonds include those issued by New York state and New York city as well as those issued by territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies and authorities, and certain other specified securities.

The fund's investments in municipal and taxable bonds must be rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. Generally, the fund's average effective portfolio maturity will be between three and ten years. The fund may invest in individual municipal and taxable bonds of any maturity or duration. A bond's maturity is the length of time until the principal must be fully repaid with interest. Average effective portfolio maturity is an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, if any, adjusted to reflect provisions or market conditions that may cause a bond's principal to be repaid earlier than at its stated maturity. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates.

The fund normally expects to be fully invested in tax-exempt securities, but may invest up to 20% of its assets in fixed-income securities the income from which is subject to federal income tax, the federal alternative minimum tax, and/or New York state and New York city income taxes.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Municipal securities risk. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. The municipal securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates), which currently are at or near historic lows in the United States. An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund's shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund's share price and increase the fund's liquidity risk and fund expenses. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund's share price.

• Interest rate risk. Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund's investments in these securities to decline. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the values of already-issued fixed rate fixed-income securities generally rise. However, when interest rates fall, the fund's investments in new securities may be at lower yields and may reduce the fund's income. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. The change in the value of a fixed-income security or portfolio can be approximated by multiplying its duration by a change in interest rates. For example, the market price of a fixed-income security with a duration of three years would be expected to decline 3% if interest rates rose 1%. Conversely, the market price of the same security would be expected to increase 3% if interest rates fell 1%. Risks associated with rising interest rates are heightened given that interest rates in the United States and other countries currently are at or near historic lows.

• Prepayment risk. Some securities give the issuer the option to prepay or call the securities before their maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Issuers often exercise this right when interest rates fall. If an issuer "calls" its securities during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of "callable" issues are subject to increased price fluctuation.

• Credit risk. Failure of an issuer of a security to make timely interest or principal payments when due, or a decline or perception of a decline in the credit quality of the security, can cause the security's price to fall, lowering the value of the fund's investment in such security. The lower a security's credit rating, the greater the chance that the issuer of the security will default or fail to meet its payment obligations.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund's ability to sell such municipal bonds at attractive prices. Investments that are illiquid or that trade in lower volumes may be more difficult to value. Liquidity risk also may refer to the risk that the fund will not be able to pay redemption proceeds within the allowable time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the fund's share price.

• State-specific risk. The fund is subject to the risk that New York's economy, and the revenues underlying its municipal obligations, may decline. Investing primarily in the municipal obligations of a single state makes the fund more sensitive to risks specific to that state and may entail more risk than investing in the municipal obligations of multiple states as a result of potentially less diversification.

• Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. Before the fund commenced operations (as of the close of business on September 12, 2008), substantially all of the assets of another investment company advised by an affiliate of the fund's investment adviser, BNY Hamilton Intermediate New York Tax-Exempt Fund (the "predecessor fund"), a series of BNY Hamilton Funds, Inc., that, in all materials respects, had the same investment objective, strategies and policies as the fund, were transferred to the fund in a tax-free reorganization. The performance figures for the fund's Class M shares in the bar chart represent the performance of the predecessor fund's Institutional shares from year to year through September 12, 2008 and the performance of the fund's Class M shares thereafter. The average annual total returns for the fund's Class M shares and Investor shares in the table represent those of the predecessor fund's Institutional shares and Class A shares, respectively, through September 12, 2008 and the performance of the fund's Class M shares and Investor shares thereafter. These returns do not reflect the predecessor fund's applicable sales loads for Class A shares, because the fund's shares are not subject to any sales loads. If the predecessor fund's sales loads were reflected, the returns of the fund's Investor shares would be lower. These performance figures are compared to those of the S&P Municipal Bond Investment Grade Intermediate Index and the S&P Municipal Bond Intermediate Index.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses.

Year-by-Year Total Returns as of 12/31 each year (%) Class M*

*Reflects the performance of the predecessor fund's Institutional shares through September 12, 2008.
**Reflects the performance of the predecessor fund's Class A shares through September 12, 2008.
***Unlike the fund, the Index is not limited to obligations issued by a single state or municipalities in that state.
†The S&P Municipal Bond Investment Grade Intermediate Index was first calculated on March 19, 2013. Accordingly, the fund will continue to report the performance of the S&P Municipal Bond Intermediate Index until the S&P Municipal Bond Investment Grade Intermediate Index has been calculated for a 10-year period.

Best Quarter Q3, 2009: 5.09% Worst Quarter Q4, 2010: -3.36%

The year-to-date total return of the fund's Class M shares as of September 30, 2016 was 3.35%.

Average Annual Total Returns as of 12/31/15
Average Annual Returns - BNY Mellon New York Intermediate Tax-Exempt Bond Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years		Average Annual Returns, 10 Years
Class M	[1]	2.78%	4.13%		4.14%
Investor Shares	[2]	2.61%	3.89%		3.88%
After Taxes on Distributions | Class M	[1]	2.71%	3.99%		4.06%
After Taxes on Distributions and Sale of Fund Shares | Class M	[1]	2.78%	3.87%		3.95%
S&P Municipal Bond Investment Grade Intermediate Index reflects no deduction for fees, expenses or taxes	[3]	3.32%		[4]		[4]
S&P Municipal Bond Intermediate Index reflects no deduction for fees, expenses or taxes	[3]	3.27%	4.89%		4.86%
[1]	Reflects the performance of the predecessor fund's Institutional shares through September 12, 2008.
[2]	Reflects the performance of the predecessor fund's Class A shares through September 12, 2008.
[3]	Unlike the fund, the Index is not limited to obligations issued by a single state or municipalities in that state.
[4]	The S&P Municipal Bond Investment Grade Intermediate Index was first calculated on March 19, 2013. Accordingly, the fund will continue to report the performance of the S&P Municipal Bond Intermediate Index until the S&P Municipal Bond Investment Grade Intermediate Index has been calculated for a 10-year period.